Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of assets and liabilities deconsolidated on the date of the disposal (Detail)
$ in Thousands, $ in Millions
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Nov. 23, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Current assets
Cash	$ 26,597,773	$ 1,574	$ 33,700,949	$ 1,995		$ 38,679,891		$ 35,917,907
Subscribers, distributors, recoverable taxes, contract assets and other, net	206,802,150	12,242	199,424,202
Inventories, net	19,271,625	1,141	23,995,133
Other current assets, net	11,222,259	664	10,565,422
Total current assets	340,166,988	20,136	361,003,710
Non-current assets:
Property, plant and equipment	628,650,904	37,213	657,226,210			731,196,679		$ 722,929,631
Intangibles, net	121,498,519	7,192	128,893,422
Goodwill	146,078,897	8,647	141,121,365			136,578,194
Deferred income taxes	137,883,622	8,162	128,717,811
Other assets, net	37,643,712	2,228	39,581,622
Rights of use	113,568,320	6,723	121,874,096			90,372,393
Total assets	1,564,185,960	92,591	1,618,099,344			1,689,649,849
Non-current lease liabilities	100,794,146	5,967	101,246,574
Current payables to related parties	6,766,826	401	7,224,218
Short term liability related to rigth of use of assets	24,375,010	1,443	32,902,237
Accounts payable	162,097,416	9,595	174,472,769
Income tax	29,516,162	1,747	29,174,066
Total liabilities	$ 1,142,483,578	$ 67,629	$ 1,180,270,071			$ 1,235,608,123
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member]
Current assets
Cash							$ 338,439
Subscribers, distributors, recoverable taxes, contract assets and other, net							12,368,407
Inventories, net							9,604,658
Other current assets, net							389,052
Total current assets							22,700,556
Non-current assets:
Property, plant and equipment							1,989,498
Intangibles, net							555,012
Goodwill							2,695,557
Deferred income taxes							1,094,756
Other assets, net							327,546
Rights of use							1,625
Total assets							29,364,550
Short term liability related to rigth of use of assets							1,625
Accounts payable							17,446,513
Income tax							3,267,585
Deferred revenue							13,187,667
Total liabilities							33,903,390
Net assets directly associated with disposal group							$ (4,538,840)
Discontinued operations [member] | Claro Panama [Member]
Current assets
Cash					$ 24,202
Subscribers, distributors, recoverable taxes, contract assets and other, net					666,114
Inventories, net					169,851
Other current assets, net					4,457
Total current assets					864,624
Non-current assets:
Property, plant and equipment					1,102,062
Intangibles, net					1,810,964
Deferred income taxes					126,904
Other assets, net					12,291
Rights of use					975,019
Total assets					4,807,328
Trade and other noncurrent receivables					42,368
Non-current lease liabilities					855,969
DeferredIncomeClassifiedNonCurrent					129,062
Current payables to related parties					1,159
Short term liability related to rigth of use of assets					198,289
Accounts payable					576,522
Income tax					24,981
Total liabilities					1,912,886
Net assets directly associated with disposal group					$ 2,894,442